Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary of Trade and Other Receivables
The following are included in trade and other receivables:

	2024	2023
Amounts to be realised within one year	£m	£m
Trade receivables (net of loss allowance)	6,487	7,055
Unbilled costs	238	273
VAT and sales taxes recoverable	323	371
Prepayments	221	239
Fair value of derivatives	1	1
Other receivables[1]	452	521
	7,722	8,460
Note
[1] This balance does not include any individually material items.

	2024	2023
Amounts to be realised after more than one year	£m	£m
Fair value of derivatives	4	32
Other receivables and prepayments[1]	170	177
	174	209
Note[1] This balance does not include any individually material items.
Schedule Of Analysis Of Age Of Financial Assets That Are Past Due But Not Impaired
The ageing of trade receivables by due date is as follows:

	Carrying amount at 31 December	Not past due	Days past due
			0-30 days	31-90 days	91-180 days	181 days- 1 year	Greater than 1 year
2024	£m	£m	£m	£m	£m	£m	£m
Gross trade receivables	6,522	5,672	572	155	58	23	42
Expected credit losses	(35)	(1)	—	—	(2)	(9)	(23)
	6,487	5,671	572	155	56	14	19

2023	£m	£m	£m	£m	£m	£m	£m
Gross trade receivables	7,099	6,173	613	183	53	30	47
Expected credit losses	(44)	(1)	(1)	(1)	(3)	(10)	(28)
	7,055	6,172	612	182	50	20	19

Summary of Bad Debt Provisions

	2024	2023
	£m	£m
Expected credit losses
At beginning of year	44	72
Charged to the income statement	20	15
Released to the income statement	(7)	(22)
Exchange adjustments	(1)	(5)
Utilisations and other movements	(21)	(16)
At end of year	35	44